PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Buildings	$ 0	$ 1,311,422
Land use rights	0	299,570
Plant and machinery	2,288,059	2,936,103
Automobiles	138,029	147,720
Office and computer equipment	26,713	238,647
Total property and equipment	2,452,801	4,933,462
Less: Accumulated depreciation and amortization	(1,046,661)	(1,633,408)
Impairment of long-lived assets	0	(1,050,869)
Property and equipment, net	1,406,140	1,755,001
Continuing Operations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	1,406,140	1,755,001
Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets	0	1,050,869
Property and equipment, net	$ 0	$ (494,184)